Non-Current Liabilities - Employee Benefits - Schedule of Non-Current Liabilities Employee Benefits (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Non-Current Liabilities Employee Benefits [Abstract]
Employee benefits	$ 200,604	$ 202,151